UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2021

Date of reporting period: 08/31/2020

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IPS Strategic Capital Absolute Return Fund, a series of the WP Trust, for the period ended August 31, 2020 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1), is filed herewith.

IPS Strategic Capital Absolute Return Fund Institutional Class Shares (Ticker Symbol: IPSAX) A series of the WP Trust

SEMI-ANNUAL REPORT

August 31, 2020

Investment Adviser

IPS Strategic Capital, Inc.

215 S. Wadsworth Blvd., Suite 540

Denver, CO 80226

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the IPS Strategic Capital Absolute Return Fund’s (the “Fund”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

INVESTMENT HIGHLIGHTS

August 31, 2020 (Unaudited)

The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return. Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains.

IPS Strategic Capital, Inc. (the “Adviser”) seeks to reduce the overall volatility of returns by managing a portfolio of options. The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. When the Adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the Adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

The Fund may take a defensive position when the Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

The Adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the Adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to be equal to, or less than that of, the market in total.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2020 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedule of Investments, Schedule of Futures Contracts, Schedule of Options Purchased and Schedule of Options Written.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

	Principal	Fair Value
GOVERNMENT SECURITIES - 38.52%
U. S. Treasury Bill, 0.09%, 09/15/2020 (a) (b)	$3,000,000	$2,999,895
U. S. Treasury Bill, 0.10%, 10/13/2020 (a) (b)	3,000,000	2,999,649
U. S. Treasury Bill, 0.11%, 11/12/2020 (a) (b)	3,000,000	2,999,370
U. S. Treasury Bill, 0.12%, 12/31/2020 (a) (b)	3,000,000	2,998,791
U. S. Treasury Bill, 0.11%, 01/28/2021 (a) (b)	3,000,000	2,998,635
U. S. Treasury Bill, 0.13%, 02/25/2021 (a) (b)	3,000,000	2,998,155
U. S. Treasury Bill, 0.13%, 03/25/2021 (a) (b)	3,000,000	2,997,822
U. S. Treasury Bill, 0.13%, 04/22/2021 (a) (b)	3,000,000	2,997,477
TOTAL GOVERNMENT SECURITIES (Cost $23,987,381)		23,989,794

EXCHANGE TRADED FUNDS - 12.49%	Shares

EQUITY FUNDS - 0.00%
SPDR S&P 500 ETF Trust	1	349

DEBT FUNDS - 12.49%
Invesco Ultra Short Duration ETF	121,595	6,144,196
PIMCO Enhanced Short Maturity Active ETF	16,030	1,633,938
		7,778,134

TOTAL EXCHANGE TRADED FUNDS (Cost $7,760,119)		7,778,483

OPTIONS PURCHASED (Cost $10,021,052) - 16.88% (c)		10,513,983

SHORT-TERM INVESTMENT - 12.78%
Federated Government Obligations Fund - Institutional Shares, 0.01% (d)	7,955,089	7,955,089
TOTAL SHORT-TERM INVESTMENT (Cost $7,955,089)		7,955,089

TOTAL INVESTMENTS (Cost $49,723,641) – 80.67%		$50,237,349

OPTIONS WRITTEN (Proceeds $671,113) - (1.22)% (e)		(756,412)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 20.55%		12,796,927

NET ASSETS - 100%		$62,277,864

(a) All or a portion of the security is segregated as collateral for options written.

(b) Rate shown represents the effective yield at August 31, 2020.

(c) Please refer to the Schedule of Options Purchased for details of options purchased.

(d) Rate shown represents the 7-day effective yield at August 31, 2020, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

			Initial		Unrealized
	Number of Contracts	Expiration	Notional Amount	Notional Value	Appreciation / (Depreciation)
FUTURES CONTRACTS SOLD SHORT

E-mini S&P 500 Futures[2]	(4)	9/18/2020	$(695,142)	$(699,780)	$(4,638)
TOTAL FUTURES CONTRACTS SOLD SHORT					$(4,638)

2 Each futures contract is equivalent to 50 units of the underlying index. All futures are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS PURCHASED
August 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 16.88%

		Notional	Exercise
	Contracts[1]	Amount	Price	Expiration	Fair Value
CALL OPTIONS PURCHASED - 16.04%
Invesco QQQ Trust Series[1]	400	$11,960,000	$299	9/4/2020	$69,200
CBOE S&P 500 Index	116	32,190,000	2,775	2/19/2021	9,177,920
CBOE S&P 500 Index	45	20,250,000	4,500	12/17/2021	119,025
CBOE S&P 500 Index	38	13,357,000	3,515	9/2/2020	34,200
CBOE S&P 500 Index	202	73,023,000	3,615	9/25/2020	458,540
CBOE S&P 500 Index	70	25,375,000	3,625	9/25/2020	130,200
TOTAL CALL OPTIONS PURCHASED (Cost $9,405,651)					9,989,085

PUT OPTIONS PURCHASED - 0.84%
CBOE S&P 500 Index	140	29,400,000	2,100	11/20/2020	94,500
CBOE S&P 500 Index	120	24,000,000	2,000	12/18/2020	116,400
CBOE S&P 500 Index	150	51,975,000	3,465	9/4/2020	217,350
iPath Series B S&P 500 VIX Short-Term Futures ETN	611	1,466,400	24	9/18/2020	56,823
iPath Series B S&P 500 VIX Short-Term Futures ETN	295	737,500	25	9/18/2020	39,825
TOTAL PUT OPTIONS PURCHASED (Cost $615,401)					524,898

TOTAL OPTIONS PURCHASED (Cost $10,021,052)					$10,513,983

1 Each option contract is equivalent to 100 units of the underlying index/ETF/ETN. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

The accompanying notes are an integral part of these financial statements.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - 1.22%

		Notional	Exercise
	Contracts[1]	Amount	Price	Expiration	Fair Value
CALL OPTIONS WRITTEN - 0.73%
CBOE S&P 500 Index	(100)	$(35,700,000)	$3,570	9/25/2020	$(350,600)
CBOE S&P 500 Index	(35)	(12,547,500)	3,585	9/25/2020	(104,300)
TOTAL CALL OPTIONS WRITTEN (Proceeds $405,172)					(454,900)

		Notional	Exercise
	Contracts[1]	Amount	Price	Expiration	Fair Value
PUT OPTIONS WRITTEN - 0.49%
CBOE S&P 500 Index	(210)	(35,700,000)	1,700	11/20/2020	(67,200)
CBOE S&P 500 Index	(180)	(28,800,000)	1,600	12/18/2020	(81,000)
CBOE S&P 500 Index	(300)	(101,550,000)	3,385	9/4/2020	(151,500)
iPath Series B S&P 500 VIX Short-Term Futures ETN	(1,812)	(3,442,800)	19	9/18/2020	(1,812)
TOTAL PUT OPTIONS WRITTEN (Proceeds $265,941)					(301,512)

TOTAL OPTIONS WRITTEN (Proceeds $671,113)					$(756,412)

1 Each option contract is equivalent to 100 units of the underlying index/ETN. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

ETN - Exchange-Traded Note

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at cost	$49,723,641
Investments, at fair value	$50,237,349
Deposits at broker for options contracts	12,917,836
Deposits at broker for futures contracts	145,362
Receivables:
Interest	314
Variation margin on open futures contracts	1,007
Investment securities sold	290,245
Prepaid expenses	10,016
Total assets	63,602,129

Liabilities:
Options written, proceeds	$671,113
Options written, at fair value	$756,412
Payables:
Investment securities purchased	456,131
Fund shares redeemed	12,890
Due to adviser	51,774
Due to administrator	19,410
Accrued Trustee fees	2,384
Accrued expenses	25,264
Total liabilities	1,324,265
Net Assets	$62,277,864

Sources of Net Assets:
Paid-in capital	$59,408,129
Total distributable earnings	2,869,735
Total Net Assets (unlimited shares of beneficial interest authorized)	$62,277,864

Institutional Class Shares:
Net assets applicable to 6,009,418 shares outstanding	$62,277,864
Net Asset Value, Offering and Redemption Price Per Share	$10.36

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS

SEMI-ANNUAL REPORT

For the
Six Month Period Ended
August 31, 2020
(Unaudited)
Investment income:
Dividends	$61,492
Interest	95,387
Total investment income	156,879

Expenses:
Management fees (Note 6)	297,726
Accounting and transfer agent fees and expenses	102,807
Portfolio software fees	30,246
Legal fees	15,879
Compliance officer fees	12,098
Audit fees	9,829
Registration and filing fees	9,614
Trustee fees and expenses	5,798
Custodian fees	5,546
Miscellaneous	3,747
Printing and filing fees	2,974
Pricing fees	2,721
Insurance	799
Interest expense*	110
Total expenses	499,894

Net investment loss	(343,015)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Futures contracts	(2,711,761)
Options purchased	14,290,489
Options written	(10,339,455)
Net realized gain on futures contracts and options	1,239,273

Net change in unrealized appreciation (depreciation) on:
Investments	349
Futures contracts	149,805
Options purchased	2,599,380
Options written	(1,076,632)
Net change in unrealized appreciation on investments, futures contracts and options	1,672,902

Net gain on investments	2,912,175

Net increase in net assets resulting from operations	$2,569,160

* Interest expense is incurred in connection with the Fund's options and futures investment strategies.

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	For the	For the
	Six Month Period Ended	Year Ended
	August 31, 2020	February 29, 2020
	(Unaudited)
Increase in net assets from:
Operations:
Net investment income (loss)	$(343,015)	$1,306
Net realized gain on investments, futures contracts and options	1,239,273	6,024,026
Net change in unrealized appreciation (depreciation) on investments, futures contracts and options	1,672,902	(3,426,544)
Net increase in net assets resulting from operations	2,569,160	2,598,788

Capital share transactions (Note 4):
Increase (decrease) in net assets from capital share transactions	8,008,167	(13,496,020)

Increase (decrease) in net assets	10,577,327	(10,897,232)

Net Assets:
Beginning of year/period	51,700,537	62,597,769

End of year/period	$62,277,864	$51,700,537

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, income and expense ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class

	For the Six Month Period Ended		For the Year Ended		For the Year Ended	For the Year Ended	For the Period Ended
	August 31, 2020		February 29, 2020		February 28, 2019	February 28, 2018	February 28, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.00		$9.54		$10.66	$10.38	$10.00

Investment Operations:
Net investment income (loss)	(0.06)		0.00	(b)	(0.02)	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investments, futures contracts and options	0.42		0.46		(0.20)	1.33	0.56
Total from investment operations	0.36		0.46		(0.22)	1.24	0.45

Distributions:
From net realized capital gains	—		—		(0.90)	(0.96)	(0.07)
Total distributions	—		—		(0.90)	(0.96)	(0.07)

Net Asset Value, End of Year/Period	$10.36		$10.00		$9.54	$10.66	$10.38

Total Return(c)	3.60	%(d)	4.82%		(2.05)%	12.15%	4.51	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$62,278		$51,701		$62,598	$86,384	$90,391

Ratios of expenses to average net assets:(e) (g)	1.68	%(f)	1.65%		1.84%	1.69%	1.52	%(f)

Ratios of net investment income (loss) to average net assets:(e)(g)	(1.15	)%(f)	0.00	%(h)	(0.15)%	(0.89)%	(1.24	)%(f)

Portfolio turnover rate	0.00	%(d)	0.00%		0.00%	0.00%	0.00	%(d)

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.
(b)	Net investment income resulted in less than $0.005 per share during the year ended February 29, 2020.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios include 0.00%, 0.00%, 0.33%, 0.19% and 0.06% of interest expense during the six month period ended August 31, 2020, the years ended February 29, 2020, February 28, 2019 and February 28, 2018 and period ended February 28, 2017, respectively. Interest expense is incurred in connection with the Fund's options and futures investment strategies.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Ratio of net investment income was less than 0.005% during the year ended February 29, 2020.

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

1.           ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IPS Strategic Capital Absolute Return Fund (the “Fund”) is a series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, the Fund may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is IPS Strategic Capital, Inc. (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently, only the Institutional Class shares are being offered for sale. The Institutional Class shares commenced operations on April 15, 2016.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)           Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)           Options – The Fund’s option strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s Adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity indices over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

c)           ETFs and Money Market Funds – The Fund may invest in ETFs and money market mutual funds (“MM Funds”). An ETF is a fund that may hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio is designed to track the performance of an index and it is possible the ETF’s performance may not closely track its index. ETFs and MM Funds incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)          Short Sales of Securities – The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” (i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short, or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

e)           Futures contracts – The Fund may use futures contracts and put and call options on equity indexes and ETFs to pursue its investment objective of total return. There is no guarantee such strategies will work. If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of futures contracts will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Fund’s use of derivatives may magnify losses for the Fund.

f)           Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended August 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended August 31, 2020, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. As of and during the six month period ended August 31, 2020 and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and during the period from April 15, 2016 (commencement of operations) through February 28, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

g)          Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

h)          Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i)           Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

j)            Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income and expenses are recognized on an accrual basis utilizing the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.            SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

2.            SECURITIES VALUATIONS (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options and futures, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Derivatives held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Derivatives that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Fixed income securities – Fixed income securities, including government securities denominated in U.S. dollars, valued using market quotations in an active market, will be categorized as level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as level 2 securities.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will typically be categorized as level 3 securities.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

2.            SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2020.

Financial and Derivative Instruments – Assets

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Government Securities	$—	$23,989,794	$—	$23,989,794
Exchange Traded Funds	7,778,483	—	—	7,778,483
Call Options Purchased	9,989,085	—	—	9,989,085
Put Options Purchased	524,898	—	—	524,898
Short-Term Investment	7,955,089	—	—	7,955,089
Total Assets	$26,247,555	$23,989,794	$—	$50,237,349

Derivative Instruments – Liabilities

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$454,900	$—	$—	$454,900
Put Options Written	301,512			301,512
Futures Contracts(2)	4,638	—	—	4,638
Total Liabilities	$761,050	$—	$—	$761,050

(1)As of and during the six month period ended August 31, 2020, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2) Amount represents net unrealized depreciation as presented in Schedule of Futures Contracts

3.            DERIVATIVES TRANSACTIONS

As of August 31, 2020, portfolio securities valued at $8,998,914 were held in escrow by the custodian as collateral for options written by the Fund. As of August 31, 2020, cash of $13,063,198 was held at the broker as collateral for options and futures transactions.

The average monthly notional values of futures contracts purchased long and sold short and options contracts purchased and written by the Fund during the six month period ended August 31, 2020 were as follows:

Derivative Type	Average Notional Value
Call Options Purchased	$235,075,857
Put Options Purchased	123,823,386
Call Options Written	(105,332,357)
Put Options Written	(111,358,943)
Futures Contracts Purchased Long	10,843,782
Futures Contracts Sold Short	(3,216,871)

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

3.             DERIVATIVES TRANSACTIONS (continued)

As of August 31, 2020, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Call options purchased	Investments, at fair value	$9,989,085	$9,989,085
Put options purchased	Investments, at fair value	524,898	524,898
Total Assets		$10,513,983	$10,513,983

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at fair value	$454,900	$454,900
Put options written	Options written, at fair value	301,512	301,512
Net unrealized depreciation on futures contracts	Schedule of Futures Contracts(1)	4,638	4,638
Total Liabilities		$761,050	$761,050

(1) The Statements of Assets and Liabilities location for Futures Contracts is “Deposits at broker for futures contracts”.

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended August 31, 2020, are recorded in the following locations in the Statement of Operations:

Net change in unrealized (depreciation) appreciation on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$1,716,196	$1,716,196
Put options purchased	Options purchased	883,184	883,184
Call options written	Options written	(49,728)	(49,728)
Put option written	Options written	(1,026,904)	(1,026,904)
Future contracts	Futures contracts	149,805	149,805
		$1,672,553	$1,672,553

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$12,421,506	$12,421,506
Put options purchased	Options purchased	1,868,983	1,868,983
Call options written	Options written	(12,100,189)	(12,100,189)
Put option written	Options written	1,760,734	1,760,734
Futures contracts	Futures contracts	(2,711,761)	(2,711,761)
		$1,239,273	$1,239,273

All open derivative positions at August 31, 2020 are reflected on the Fund’s Schedule of Investments, Schedule of Futures Contracts, Schedule of Options Purchased and Schedule of Options Written.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of August 31, 2020.

Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Purchased	$10,513,983	(1)	$—	$10,513,983	(1)	$(756,412	)(2)	$—	$9,757,571
Total	$10,513,983		$—	$10,513,983		$(756,412)		$—	$9,757,571

Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged		Net Amount of Liabilities
Options Written	$(756,412	)(4)	$—	$(756,412	)(4)	$756,412	(2)	$—		$—
Futures Contracts	(4,638	)(3)	—	(4,638	)(3)	—		4,638	(2)	—
Total	$(761,050)		$—	$(761,050)		$756,412		$4,638		$—

(1) Purchased options at value as presented in the Schedule of Options Purchased.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(3) Unrealized appreciation (depreciation) on futures contracts as presented in the Schedule of Futures Contracts and included within deposits at broker for futures contracts in the Statement of Assets and Liabilities.

(4) Written options at value as presented in the Schedule of Options Written.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended August 31, 2020, were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	1,403,703	(565,567)	—	838,136
Value	$13,480,903	$(5,472,736)	$—	$8,008,167

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

4.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Fund for the year ended February 29, 2020, were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	707,218	(2,098,210)	—	(1,390,992)
Value	$6,953,914	$(20,449,934)	$—	$(13,496,020)

5.	INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments and short-term government securities) for the Fund were as follows:

Purchases	Sales
$—	$—

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the six month period ended August 31, 2020, the Adviser earned $297,726 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; and (j) maintaining shareholder account records.

For the six month period ended August 31, 2020, M3Sixty earned $114,905 including compliance officer fees and out of pocket expenses with $19,410 remaining payable at August 31, 2020.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund. M3SixtyD is an affiliate of M3Sixty. Fees earned by M3SixtyD are paid by the Adviser.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2020 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$50,223,858	$20,776	$(7,285)	$13,491

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2020 (Unaudited)

7.	TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 29, 2020, the Fund’s most recent fiscal year-end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Deferred Late Year Loss	Total Distributable Earnings
$20,427	$118,461	$161,687	$—	$—	$300,575

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of February 29, 2020, the Fund did not defer any post-October or post-December losses.

As of February 29, 2020, the Fund did not have any capital loss carryforwards available for federal income tax purposes to offset future capital gains. During the year ended February 29, 2020, the Fund utilized $921,594 of non-expiring short-term capital loss carryforwards and $1,373,407 of non-expiring long-term capital loss carryforwards.

As of February 29, 2020, no reclassifications to capital accounts were necessary.

The Fund did not pay any distributions during the six month period ended August 31, 2020 or during the year ended February 29, 2020.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	RECENT MARKET EVENTS

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel and border restrictions, quarantines, curfews and restrictions on large gatherings, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations and supply chain disruptions, which have caused lower consumer demand of a wide range of products and services and disruptions in manufacturing and supply chains, as well as general concern and uncertainty. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The spread of COVID-19 has adversely affected the economies of many nations and the entire global economy, in general. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

ADDITIONAL INFORMATION

August 31, 2020 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prior to March 31, 2020, the Fund filed its complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the six month period ended August 31, 2020.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

ADDITIONAL INFORMATION

August 31, 2020 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the annual report provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC (the Fund’s principal underwriter) and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Trustee compensation for the Fund’s six month period ended August 31, 2020 was as follows:

Name of Trustee1/Officer	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$ 1,650	None	None	$ 1,650
Ronald F. Rohe	$ 1,650	None	None	$ 1,650
Michael G. Rogan	$ 1,650	None	None	$ 1,650
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust.

2 Figures are for the six month period ended August 31, 2020. The Trust currently offers five (5) series.

WP Trust	SEMI-ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the Period ended 08/31/20

	Beginning Account Value (03/01/2020)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2020)	Expenses Paid During Period(a)
Actual Fund Return (in parentheses)
Institutional Class (+3.70%)	$1,000.00	1.68%	$ 1,037.00	$8.63
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	1.68%	$ 1,016.70	$8.54

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratio as stated in the current Fund prospectus dated June 29, 2020 for the Fund was as follows:
IPS Strategic Capital Absolute Return Fund Institutional Class shares	1.67%

The total annual fund operating expense ratio during the six month period ended August 31, 2020 was 1.68% for the IPS Strategic Capital Absolute Return Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the six month period ended August 31, 2020.

WP TRUST

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

IPS Strategic Capital, Inc.

215 S. Wadsworth Blvd.

Suite 540

Denver, CO 80226

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust - IPS Strategic Capital Absolute Return Fund

/s/ Dominick Paoloni
By: Dominick Paoloni
Principal Executive Officer, IPS Strategic Capital Absolute Return Fund
Date: November 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Dominick Paoloni
By: Dominick Paoloni
Principal Executive Officer, IPS Strategic Capital Absolute Return Fund
Date: November 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By: Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: November 4, 2020